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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985

                          Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2004 through May 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                    SMALL CAP
                                      VALUE
                                      FUND

                                   Semiannual
                                     Report

                                     5/31/05

                                 [Logo] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1
Portfolio Summary                                               2
Prices and Distributions                                        3
Performance Update                                              4
Comparing Ongoing Fund Expenses                                10
Portfolio Management Discussion                                12
Schedule of Investments                                        16
Financial Statements                                           27
Notes to Financial Statements                                  37
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        46
Trustees, Officers and Service Providers                       51
The Pioneer Family of Mutual Funds                             52

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

U.S. equity markets stumbled early in the year before advancing to three-year highs in March. Stocks spent much of April retracing their gains, as higher interest rates and soaring energy prices overwhelmed sentiment. Then a brisk May rally left the Dow Industrials, the Standard and Poor's 500 Stock Index and the NASDAQ Composite slightly below year-end levels.

With investors less welcoming of risk and the economy giving mixed signals, value stocks were more resilient than growth stocks. Large-capitalization stocks held up better than small- and mid-sized issues that might be seen as more vulnerable in an economic "soft patch," in the phrase of Federal Reserve Board Chairman Alan Greenspan. The possibility of slower growth notwithstanding, the Fed continued to raise short-term rates in an effort to head off damaging inflation.

Bond returns were modestly negative overall early in the year, and fixed-income investors more risk-averse. High-yield and other corporate sectors retrenched after a run of stellar performance while Treasuries and mortgage-backed securities showed smaller declines. Long-term bond prices rose and their yields fell, suggesting that investors were not concerned about inflation and offering a boost to home buyers. Municipal revenue bonds trended higher against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought a pause in its protracted fall. However, the stronger dollar meant muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities benefited from heavy demand. Meanwhile, growth in Japan may have stalled, and Europe's halting expansion ran afoul of political issues.

We believe that the U.S. economy and corporate earnings will continue to grow at a moderate pace. Although oil prices had backed away from their record highs, steep energy costs and rising interest rates may hold investor attention for a while. Looking beyond present concerns, Pioneer's global investment experts continue to find stocks and bonds with attractive long-term potential for our domestic and international funds.

Welcome to former Safeco fund shareholders

With this report, we would like to acknowledge the investors in former Safeco mutual funds who are now shareholders of Pioneer funds. We would like to welcome you again to the Pioneer fund family and assure you of our commitment to provide the highest quality portfolio management. Pioneer has emerged as a growing presence in the ranks of major U.S. management firms. As a shareholder in a Pioneer mutual fund, you have significantly more investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals. Or, feel free to call Pioneer directly at 1-800-225-6292 for assistance.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL]

U.S. Common Stocks                             77.2%
Temporary Cash Investments                     17.8%
Depositary Receipts/International Stocks        4.3%
Exchange Traded Fund                            0.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL]

Financials                                     30.1%
Industrials                                    19.0%
Consumer Discretionary                         10.0%
Health Care                                     9.4%
Energy                                          8.7%
Materials                                       7.3%
Information Technology                          6.9%
Staples Information                             4.0%
Utilities Consumer                              3.8%
Exchange Traded Fund                            0.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Insight Enterprises, Inc.           2.11%
 2.    Sterling Bancshares, Inc.           1.83
 3.    Nu Skin Enterprises, Inc.           1.80
 4.    Apollo Investment Corp.             1.80
 5.    Texas Capital Bancshares, Inc.      1.67
 6.    Wabtec Corp.                        1.64
 7.    Chemed Corp.                        1.63
 8.    Pediatrix Medical Group, Inc.       1.62
 9.    PacifiCare Health Systems           1.53
10.    Massey Energy Co.                   1.52

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS

Net Asset Value Per Share
--------------------------------------------------------------------------------

     Class        5/31/05    11/30/04
     -----        -------    --------
       A          $31.04     $31.21
       B          $28.99     $29.27
       C          $30.21     $30.49
       R          $31.03     $31.21
       Y          $31.18     $31.27

     Class             5/31/05    12/13/04
     -----             -------    --------
Investor Class Shares  $31.09     $31.02


Distributions Per Share
--------------------------------------------------------------------------------

                       12/1/04 - 5/31/05
           -----------------------------------------
             Net
          Investment     Short-Term      Long-Term
 Class     Income      Capital Gains   Capital Gains
 -----     ------      -------------   -------------
    A        $ -          $  -            $  -
    B        $ -          $  -            $  -
    C        $ -          $  -            $  -
    R        $ -          $  -            $  -
    Y        $ -          $  -            $  -


                                    12/13/04 - 5/31/05
                          -----------------------------------------
                            Net
                         Investment     Short-Term      Long-Term
 Class                     Income      Capital Gains   Capital Gains
 -----                     ------      -------------   -------------
Investor Class Shares       $ -          $  -            $  -

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to that of the Russell 2000 Value Index.

Average Annual Total Returns
(As of May 31, 2005)

                          Net Asset    Public Offering
Period                   Value (NAV)     Price (POP)
Life-of-Class
(2/28/97)                   11.94%        11.14%
5 Years                     11.75         10.43
1 Year                      13.44          6.92

[The following data was represented as a line chart on the printed material]


                                2/97         5/99         5/01        5/03        5/05
Pioneer Small Cap Value Fund    $ 9,422      $10,769      $16,592     $16,265     $23,904
Russell 2000 Value Index         10,000       12,221       15,771      16,838      25,355

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to that of the Russell 2000 Value Index.

Average Annual Total Returns
(As of May 31, 2005)

                              If            If
Period                       Held        Redeemed
Life-of-Class
(2/28/97)                   11.12%        11.12%
5 Years                     10.89         10.89
1 Year                      12.57          8.57

[The following data was represented as a line chart on the printed material]


                                2/97         5/99         5/01        5/03        5/05
Pioneer Small Cap Value Fund    $10,000      $11,263      $17,088     $16,502     $23,872
Russell 2000 Value Index         10,000       12,221       15,771      16,838      25,355

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to that of the Russell 2000 Value Index.

Average Annual Total Returns
(As of May 31, 2005)

                              If            If
Period                       Held        Redeemed
Life-of-Class
(9/28/01)                   14.61%        14.61%
1 Year                      12.66         12.66


[The following data was represented as a line chart on the printed material]


                                9/01         5/03        5/05
Pioneer Small Cap Value Fund    $10,000      $11,393     $16,498
Russell 2000 Value Index         10,000       11,844      17,834

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

Average Annual Total Returns
(As of May 31, 2005)

                              If            If
Period                       Held        Redeemed
Life-of-Class
(12/13/04)                  0.97%         0.97%

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to shares charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Value Index.

Average Annual Total Returns
(As of May 31, 2005)

                              If            If
Period                       Held        Redeemed
Life-of-Class
(2/28/97)                   11.53%        11.53%
5 Years                     11.42         11.42
1 Year                      13.37         13.37

[The following data was represented as a line chart on the printed material]


                                2/97         5/99         5/01        5/03        5/05
Pioneer Small Cap Value Fund    $10,000      $11,302      $17,244     $16,749     $24,606
Russell 2000 Value Index         10,000       12,221       15,771      16,838      25,355

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of the U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Value Index.

Average Annual Total Returns
(As of May 31, 2005)

                              If            If
Period                       Held        Redeemed
Life-of-Class
(8/10/04)                   12.00%        12.00%
5 Years                     11.84         11.84
1 Year                      13.94         13.94

[The following data was represented as a line chart on the printed material]


                                2/97         5/99         5/01        5/03        5/05
Pioneer Small Cap Value Fund    $10,000      $11,430      $17,610     $17,263     25,481
Russell 2000 Value Index         10,000       12,221       15,771      16,838     25,355

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares when redeemed may be worth more or less than their original cost. Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 2/28/97 to 8/10/04. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on actual returns from December 1, 2004 through May 31, 2005

                                                               Investor
Share Class                 A            B            C          Class          R            Y
-----------------------------------------------------------------------------------------------------
Beginning Account       $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 12/1/04

Ending Account          $  994.60    $  990.40    $  990.80    $1,009.70    $  994.20    $  997.10
Value (after expenses)

On 5/31/05
Expenses Paid           $    7.36    $   11.21    $   11.17    $    5.45    $    7.71    $    4.73
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, 2.26%, 2.25%, 1.15%, 1.55% and 0.95% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period) (172/365 for Investor Class shares).

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2004 through May 31, 2005

                                                               Investor
Share Class                 A            B            C          Class          R            Y
-----------------------------------------------------------------------------------------------------
Beginning Account      $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 12/1/04

Ending Account Value   $1,017.55    $1,013.66    $1,013.71    $1,018.14    $1,017.20    $1,020.19
(after expenses)
On 5/31/05

Expenses Paid          $    7.44    $   11.35    $   11.30    $    5.47    $    7.80    $    4.78
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, 2.26%, 2.25%, 1.15%, 1.55% and 0.95% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period) (172/365 for Investor Class shares).

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05
--------------------------------------------------------------------------------

Market crosscurrents left little net change in the Fund's benchmark, the Russell 2000 Value Index, over the past six months. Nevertheless, value issues held up better than growth issues, as measured by the Russell 2000 Growth Index. In the following discussion, portfolio manager David Adams and assistant portfolio manager Jack McPherson review the economic background and describe some of the factors that influenced Pioneer Small Cap Value Fund's performance.

Q:   How did the Fund perform over this period?

A: For the six months ended May 31, 2005, Class A shares of the Fund returned -0.54% at net asset value. In comparison, the Russell 2000 Value Index, the Fund's benchmark returned -1.07%. The average return of the Fund's peers in the Lipper Small-Cap Core category returned -0.25% for the same period.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Please describe market conditions for the period and how they affected small company stocks.

A: After a strong rally in last year's fourth quarter, U.S. equity markets ran into stiff headwinds during the first weeks of 2005. Trends were erratic for the rest of the period, with declines in January and April offsetting upswings in March and May. The changing environment for equities, with interest rates rising and oil prices setting records, led investors to favor larger-cap issues. That more cautious approach interrupted a long stretch of small-cap outperformance. Within the small-cap universe, value issues continued to prevail over growth.

Q:   Which areas of the portfolio had a favorable impact on results?

A: As has been true for some time, holdings in the health care, energy and financial services sectors contributed positively to Fund returns. Chemed, best-known for its Roto-Rooter business, rose sharply, thanks to strong results at its Vitas division, the nation's largest hospice care company; new regulations

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     favor home-based hospice treatment for terminally ill patients. PacifiCare also played a big role in Fund performance, as the government moved more Medicare beneficiaries to managed care plans. We trimmed holdings of Chemed and PacifiCare as valuations rose. The proposed acquisition of Provident Senior Living by Ventas, another senior living real estate investment trust, also boosted results. Pediatrix, which specializes in care for premature and very ill newborns, continued to perform well.

     Shares of the NASDAQ Stock Market rose in anticipation of its purchase of Instinet, an electronic exchange serving institutional investors. NASDAQ, led by an effective new CEO, continues to trim costs and take market share from competitors, including the New York Stock Exchange. Apollo Investment also added to returns. Apollo offers specialized financing for small- to mid-sized businesses that face difficulty in raising capital from traditional sources during periods of higher interest rates.

     Rising energy prices and favorable drilling developments extended the run of good results at Southwestern Energy. Gulfmark Offshore, which runs supply vessels for drillers in the North Sea, also benefited from increased energy demand. TODCO, whose contract rigs operate in the Gulf of Mexico, took advantage of higher oil prices to raise fees. We took some gains in Joy Global Equipment, which manufactures machinery and equipment for coal mining and other extractive industries.

     Jarden, a niche consumer products company, also delivered solid returns. Jarden acquires and refurbishes consumer brands - examples include First Alert, Coleman Outdoor and Mr. Coffee - that have been poorly managed or marketed, then distributes them through its well-established network.

Q:   What areas held back performance?

A: Reluctance by corporations to invest in technology pressured Borland Software, as disappointing earnings brought a sharp decline in the company's shares. Borland, which designs enterprise software applications, enjoys strong brand recognition and continues to generate cash. Any recovery in tech spending would present an opportunity for Borland to implement its new business strategies.

     Hancock Fabrics has suffered from slow sales of sewing and home decor products as well as from unsuccessful merchandising strategies. A dividend reduction and poor year-over-year sales

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                            (continued)
--------------------------------------------------------------------------------

     comparisons also drove down shares. We are awaiting evidence of a possible turnaround as a new management team works to address shortcomings.

     Two financial companies also disappointed. Quanta Capital, a start-up property and casualty insurance company, was hit by exceptionally large claims during last year's Florida hurricanes. The cost of building corporate infrastructure was another negative. Shares recently traded below book value, and we believe valuation will improve as the business matures and Quanta puts early losses behind it. Minneapolis-based brokerage Piper Jaffray's shares fell when first quarter earnings showed the impact of sluggishness in capital markets. Piper is working to bring costs in line and may restructure by consolidating divisions or selling business units.

     Slowing demand and weak pricing for newsprint drove down shares of Domtar, a Canadian paper company. In addition, the strong Canadian dollar hurt sales to the United States. Shares of GrafTech International were negatively impacted when the company increased prices for their graphite electrodes, but unfortunately volumes were down, disappointing investors.

Q: What is your outlook for the economy and the markets, and how have you positioned the Fund?

A: Although we anticipate continued economic expansion, repeated hikes in interest rates and mounting energy costs may be slowing the rate of U.S. economic growth. For that reason, we remain focused on companies that we think can do well without the impetus of a rapidly growing economy. We continue to see positive long-term prospects for the health care and energy sectors, but are attuned to expanded valuations in both areas. A moderating economy is not ideal for technology, but we are emphasizing solidly grounded companies in that sector that can perform well under a slower-growth scenario. Among financial issues, we favor diversified financial companies as well as commercial banks that stand to benefit from increased business activity.

     In the past, our selection process has led us to good companies that the market has ignored. The process has also allowed us to be patient in challenging times and to take advantage of undervalued equities when we find them.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                    Value
            COMMON STOCKS - 89.8%
            Energy - 10.0%
            Coal & Consumable Fuels - 1.6%
 59,900     Alpha Natural Resources, Inc.*                         $  1,431,610
212,700     Massey Energy Co. (b)                                     8,599,461
                                                                   ------------
                                                                   $ 10,031,071
                                                                   ------------
            Integrated Oil & Gas - 0.4%
 63,100     Lone Star Technology*                                  $  2,615,495
                                                                   ------------
            Oil & Gas Drilling - 2.5%
 31,000     Atwood Oceanics, Inc.*                                 $  1,775,990
637,500     Key Energy Services, Inc.*                                7,044,375
300,700     Todco*                                                    6,852,953
                                                                   ------------
                                                                   $ 15,673,318
                                                                   ------------
            Oil & Gas Equipment & Services - 2.2%
295,000     Gulfmark Offshore, Inc.*                               $  7,392,700
212,500     Maverick Tube Corp.*                                      6,419,625
                                                                   ------------
                                                                   $ 13,812,325
                                                                   ------------
            Oil & Gas Exploration & Production - 3.1%
 65,600     Forest Oil Corp.*                                      $  2,608,256
234,400     Parallel Petroleum Corp.*                                 1,596,264
122,300     Penn Virginia Corp.                                       5,047,321
117,400     Swift Energy Co.*                                         4,009,210
161,300     Unit Corp*                                                6,293,926
                                                                   ------------
                                                                   $ 19,554,977
                                                                   ------------
            Oil & Gas Storage & Transportation - 0.2%
 55,500     Arlington Tankers, Ltd.                                $  1,091,685
                                                                   ------------
            Total Energy                                           $ 62,778,871
                                                                   ------------
            Materials - 5.6%
            Gold - 0.9%
159,900     Glamis Gold, Ltd.*(b)                                  $  2,284,971
527,600     IAMGOLD Corp. (b)                                         3,403,020
                                                                   ------------
                                                                   $  5,687,991
                                                                   ------------
            Metal & Glass Containers - 0.9%
111,450     Jarden Corp.*                                          $  5,670,576
                                                                   ------------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
             Paper Products - 1.9%
456,600      Domtar, Inc. (b)                                      $  3,447,330
274,217      Flowserve Corp.*                                         8,081,175
                                                                   ------------
                                                                   $ 11,528,505
                                                                   ------------
             Precious Metals & Minerals - 0.2%
610,900      Cambior, Inc.*(b)                                     $  1,160,710
                                                                   ------------
             Specialty Chemicals - 0.4%
 80,600      Great Lakes Chemical Corp.                            $  2,732,340
                                                                   ------------
             Steel - 1.3%
 78,100      Carpenter Technology                                  $  4,217,400
823,600      Graftech International, Ltd.*(b)                         3,623,840
                                                                   ------------
                                                                   $  7,841,240
                                                                   ------------
             Total Materials                                       $ 34,621,362
                                                                   ------------
             Capital Goods - 7.0%
             Aerospace & Defense - 0.2%
105,600      Intrado, Inc.*                                        $  1,350,624
                                                                   ------------
             Construction & Farm Machinery & Heavy Trucks - 1.5%
448,100      Wabtec Corp.                                          $  9,275,670
                                                                   ------------
             Construction & Engineering - 1.1%
130,700      Dycom Industries, Inc.*                               $  2,566,948
306,100      Insituform Technologies, Inc.*                           4,542,524
                                                                   ------------
                                                                   $  7,109,472
                                                                   ------------
             Electrical Component & Equipment - 0.7%
824,600      Power-One, Inc.*                                      $  4,518,808
                                                                   ------------
             Industrial Conglomerates - 1.3%
450,800      Cornell Co., Inc.*                                    $  5,788,272
169,500      NN, Inc.*                                                2,150,955
                                                                   ------------
                                                                   $  7,939,227
                                                                   ------------
             Industrial Machinery - 1.3%
 96,650      Joy Global, Inc.                                      $  3,628,241
 41,000      Nacco Industries, Inc.                                   4,202,500
                                                                   ------------
                                                                   $  7,830,741
                                                                   ------------

   The accompanying notes are an integral part of these financial statements. 17

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
             Trading Companies & Distributors - 0.9%
185,500      Applied Industrial Technologies, Inc.                 $  5,646,620
                                                                   ------------
             Total Capital Goods                                   $ 43,671,162
                                                                   ------------
             Commercial Services & Supplies - 5.9%
             Data Processing Services - 0.3%
207,900      Gartner Group, Inc.*                                  $  2,062,368
                                                                   ------------
             Diversified Commercial Services - 2.6%
216,800      Chemed Corp.                                          $  9,166,304
749,400      Rent-Way, Inc.*(b)                                       6,946,938
                                                                   ------------
                                                                   $ 16,113,242
                                                                   ------------
             Environmental & Facilities Services - 1.0%
352,700      Central Parking Corp.                                 $  5,960,630
                                                                   ------------
             Human Resource & Employment Services - 2.0%
122,900      Korn/Ferry International*                             $  1,949,194
985,400      On Assignment, Inc.*                                     5,222,620
196,800      Watson Wyatt & Co. Holdings                              5,179,776
                                                                   ------------
                                                                   $ 12,351,590
                                                                   ------------
             Total Commercial Services & Supplies                  $ 36,487,830
                                                                   ------------
             Transportation - 3.2%
             Air Freight & Couriers - 0.2%
 66,500      Pacer International, Inc.*                            $  1,516,865
                                                                   ------------
             Marine - 0.6%
103,200      Dryships, Inc.*                                       $  1,909,200
109,500      Excel Maritime Carriers, Ltd.*                           1,746,525
                                                                   ------------
                                                                   $  3,655,725
                                                                   ------------
             Railroads - 1.3%
283,700      Genesee & Wyoming, Inc.*                              $  7,920,904
                                                                   ------------
             Trucking - 1.1%
 86,400      Dollar Thrifty Automotive Group*                      $  3,109,536
 91,317      Forward Air Corp.                                        2,451,861
 61,000      Universal Truckload Services, Inc.*                      1,018,700
                                                                   ------------
                                                                   $  6,580,097
                                                                   ------------
             Total Transportation                                  $ 19,673,591
                                                                   ------------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
             Automobiles & Components - 0.6%
             Auto Parts & Equipment - 0.6%
225,200      Federal Signal Corp.                                  $  3,519,876
                                                                   ------------
             Total Automobiles & Components                        $  3,519,876
                                                                   ------------
             Consumer Durables & Apparel - 0.8%
             Apparel, Accessories & Luxury Goods - 0.8%
311,900      Charming Shoppes, Inc.*                               $  2,816,457
 93,000      Kellwood, Co.                                            2,339,880
                                                                   ------------
                                                                   $  5,156,337
                                                                   ------------
             Total Consumer Durables & Apparel                     $  5,156,337
                                                                   ------------
             Consumer Services - 0.9%
             Casinos & Gaming - 0.3%
157,400      Alliance Gaming Corp.*(b)                             $  2,044,626
                                                                   ------------
             Restaurants - 0.6%
208,600      O'Charley's, Inc.*                                    $  3,873,702
                                                                   ------------
             Total Consumer Services                               $  5,918,328
                                                                   ------------
             Media - 0.3%
             Advertising - 0.2%
136,500      EMAK Worldwide, Inc.*                                 $  1,501,500
                                                                   ------------
             Publishing - 0.1%
152,200      Advanced Marketing Services, Inc.*                    $    631,630
                                                                   ------------
             Total Media                                           $  2,133,130
                                                                   ------------
             Retailing - 6.4%
             Apparel Retail - 0.7%
115,100      Stage Stores, Inc.*                                   $  4,494,655
                                                                   ------------
             Catalog Retail - 1.9%
608,700      Insight Enterprises, Inc.*                            $ 11,918,346
                                                                   ------------
             Computer & Electronics Retail - 0.2%
367,800      Tweeter Home Entertainment Group, Inc.*(b)            $  1,302,012
                                                                   ------------
             General Merchandise Stores - 0.6%
223,000      Fred's, Inc.*(b)                                      $  3,307,090
                                                                   ------------

   The accompanying notes are an integral part of these financial statements. 19

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
             Specialty Stores - 3.0%
154,000      Claire's Stores, Inc.                                 $  3,631,320
 86,000      Cost Plus, Inc.*                                         2,000,360
 79,400      Guitar Center, Inc.*                                     4,525,006
508,600      Hancock Fabrics, Inc.                                    2,995,654
138,200      School Specialty, Inc.*(b)                               5,420,204
                                                                   ------------
                                                                   $ 18,572,544
                                                                   ------------
             Total Retailing                                       $ 39,594,647
                                                                   ------------
             Food & Drug Retailing - 1.6%
             Food Distributors - 0.6%
261,800      B & G Foods, Inc.                                     $  3,801,336
                                                                   ------------
             Food Retail - 1.0%
207,200      Fresh Del Monte Produce, Inc.*(b)                     $  6,033,664
                                                                   ------------
             Total Food & Drug Retailing                           $  9,835,000
                                                                   ------------
             Household & Personal Products - 2.0%
             Household Products - 1.6%
450,300      Nu Skin Enterprises, Inc.                             $ 10,172,277
                                                                   ------------
             Personal Products - 0.4%
104,600      NBTY, Inc.*                                           $  2,326,304
                                                                   ------------
             Total Household & Personal Products                   $ 12,498,581
                                                                   ------------
             Health Care Equipment & Services - 8.0%
             Health Care Distributors - 2.3%
198,800      Amerigroup Corp.*                                     $  7,800,912
400,600      Cross Country Healthcares, Inc.*                         6,790,170
                                                                   ------------
                                                                   $ 14,591,082
                                                                   ------------
             Health Care Equipment - 0.9%
138,100      Analogic Corp.                                        $  5,867,869
                                                                   ------------
             Health Care Facilities - 1.1%
 69,500      Sunrise Senior Living, Inc.*(b)                       $  3,624,425
 57,700      Triad Hospitals, Inc.*(b)                                2,926,544
                                                                   ------------
                                                                   $  6,550,969
                                                                   ------------
             Health Care Services - 2.3%
124,350      Pediatrix Medical Group, Inc.*                        $  9,155,891
202,000      Providence Service Corp.*                                5,102,520
                                                                   ------------
                                                                   $ 14,258,411
                                                                   ------------

20 The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
             Managed Health Care - 1.4%
137,600      PacifiCare Health Systems*                            $  8,645,408
                                                                   ------------
             Total Health Care Equipment & Services                $ 49,913,739
                                                                   ------------
             Pharmaceuticals & Biotechnology - 0.5%
             Biotechnology - 0.5%
284,887      Kendle International, Inc.*                           $  3,284,747
                                                                   ------------
             Total Pharmaceuticals & Biotechnology                 $  3,284,747
                                                                   ------------
             Banks - 9.9%
             Diversified Banks - 3.6%
331,200      BankAtlantic Bancorp, Inc.                            $  5,875,488
 89,700      Banner Corp.                                             2,386,917
 25,200      Community Bancorp*                                         717,192
239,900      Provident Financial Services, Inc.                       4,265,422
504,100      Texas Capital Bancshares, Inc.*                          9,436,752
                                                                   ------------
                                                                   $ 22,681,771
                                                                   ------------
             Regional Banks - 5.4%
147,100      Alliance Bankshares Corp.*                            $  2,112,356
595,900      Cardinal Financial Corp.*                                5,422,690
 47,900      Central Pacific Financial Corp.                          1,700,450
 84,400      City National Corp.                                      5,994,932
116,200      Irwin Financial Corp.                                    2,439,038
 69,500      Signature Bank*                                          1,704,140
759,900      Sterling Bancshares, Inc.                               10,334,640
118,575      Whitney Holding Corp.                                    3,760,013
                                                                   ------------
                                                                   $ 33,468,259
                                                                   ------------
             Thrifts & Mortgage Finance - 0.9%
118,100      BankUnited Financial Corp.                            $  2,919,432
206,200      First Niagara Financial Group, Inc.*                     2,684,724
                                                                   ------------
                                                                   $  5,604,156
                                                                   ------------
             Total Banks                                           $ 61,754,186
                                                                   ------------
             Diversified Financials - 7.8%
             Consumer Finance - 1.6%
159,800      Advanta Corp.                                         $  3,664,214
166,800      Advanta Corp. (Class B)                                  4,114,956
 74,100      Cash America International, Inc.                         1,274,520
204,000      Rewards Network, Inc.*(b)                                1,042,440
                                                                   ------------
                                                                   $ 10,096,130
                                                                   ------------

   The accompanying notes are an integral part of these financial statements. 21

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
             Investment Banking & Brokerage - 3.4%
136,700      A.G. Edwards, Inc.                                    $  5,647,077
618,279      Apollo Investment Corp.                                 10,133,593
105,550      OptionsXpress Holdings, Inc.*                            1,424,925
136,100      Piper Jaffray Co.*                                       3,847,547
                                                                   ------------
                                                                   $ 21,053,142
                                                                   ------------
             Diversified Financial Services - 0.9%
318,600      Nasdaq Stock Market, Inc.*(b)                         $  5,467,176
                                                                   ------------
                                                                   $  5,467,176
                                                                   ------------
             Specialized Finance - 1.9%
341,300      Assured Guaranty, Ltd.                                $  7,013,715
124,800      Financial Federal Corp.                                  4,655,040
                                                                   ------------
                                                                   $ 11,668,755
                                                                   ------------
             Total Diversified Financials                          $ 48,285,203
                                                                   ------------
             Insurance - 3.9%
             Insurance Brokers - 0.2%
 41,900      Platinum Underwriter Holdings, Ltd.                   $  1,273,760
                                                                   ------------
             Property & Casualty Insurance - 3.1%
 85,600      American Safety Insurance Group, Ltd.*                $  1,249,760
171,100      IPC Holdings, Ltd.                                       6,541,153
 88,900      National Interstate Corp.*(b)                            1,733,550
711,700      Quanta Capital Holdings (144A)*                          4,412,540
 57,600      RLI Corp.*                                               2,519,424
 54,700      Selective Insurance Group, Inc.                          2,632,711
                                                                   ------------
                                                                   $ 19,089,138
                                                                   ------------
             Reinsurance - 0.6%
151,300      Odyssey Re Holdings Corp. (b)                         $  3,647,843
                                                                   ------------
             Total Insurance                                       $ 24,010,741
                                                                   ------------
             Real Estate - 5.8%
             Real Estate Management & Development - 0.5%
 84,000      Corrections Corp. of America*                         $  3,032,400
                                                                   ------------
             Real Estate Investment Trusts - 5.3%
247,959      BioMed Property Trust, Inc.                           $  5,541,884
231,400      Capital Trust, Inc.                                      8,092,058

22 The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
             Real Estate Investment Trusts (continued)
519,800      Feldman Mall Properties, Inc.                         $  6,575,470
357,055      Provident Senior Living                                  7,141,100
218,700      Saxon Capital, Inc.*                                     3,702,591
 50,000      Universal Health Realty Inc.                             1,848,500
                                                                   ------------
                                                                   $ 32,901,603
                                                                   ------------
             Total Real Estate                                     $ 35,934,003
                                                                   ------------
             Software & Services - 3.9%
             Application Software - 0.8%
296,850      SPSS, Inc.*                                           $  5,188,938
                                                                   ------------
             Data Processing & Outsourced Services - 0.6%
350,900      Pegusus Systems, Inc.*                                $  3,775,684
                                                                   ------------
             Internet Software & Services - 1.3%
165,800      Internet Security Systems, Inc*                       $  3,680,760
266,050      PEC Solutions, Inc.*(b)                                  4,126,436
                                                                   ------------
                                                                   $  7,807,196
                                                                   ------------
             Systems Software - 1.2%
647,900      Borland Software Corp.*                               $  4,146,560
153,000      Sybase, Inc.*                                            3,121,200
                                                                   ------------
                                                                   $  7,267,760
                                                                   ------------
             Total Software & Services                             $ 24,039,578
                                                                   ------------
             Technology Hardware & Equipment - 2.0%
             Communications Equipment - 1.3%
162,900      Black Box Corp.                                       $  5,600,502
438,284      Remec, Inc.*(b)                                          2,739,276
                                                                   ------------
                                                                   $  8,339,778
                                                                   ------------
             Computer Storage & Peripherals - 0.3%
 96,400      Electronics for Imaging, Inc.*                        $  1,831,600
                                                                   ------------
             Electronic Equipment & Instruments - 0.4%
269,800      Planar Systems, Inc.*(b)                              $  2,169,193
                                                                   ------------
             Total Technology Hardware & Equipment                 $ 12,340,571
                                                                   ------------
             Semiconductors - 0.4%
533,800      Lattice Semiconductor Corp.*                          $  2,252,635
                                                                   ------------
             Total Semiconductors                                  $  2,252,635
                                                                   ------------

   The accompanying notes are an integral part of these financial statements. 23

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
             Telecommunication Services - 0.0%
             Wireless Telecommunication Services - 0.0%
139,000      Boston Communications Group, Inc.*                    $    193,210
                                                                   ------------
             Total Telecommunication Services                      $    193,210
                                                                   ------------
             Utilities - 3.4%
             Gas Utilities - 2.9%
121,500      AGL Resources, Inc.                                   $  4,281,660
141,400      People's Energy Corp.                                    6,044,850
111,600      Southwestern Energy Co.*                                 7,789,680
                                                                   ------------
                                                                   $ 18,116,190
                                                                   ------------
             Multi-Utilities - 0.5%
 51,000      Energen Corp.                                         $  3,324,180
                                                                   ------------
             Total Utilities                                       $ 21,440,370
                                                                   ------------
             TOTAL COMMON STOCKS
             (Cost $439,413,131)                                   $559,337,698
                                                                   ------------
             EXCHANGE TRADED FUND - 0.7%
 24,900      Russell 2000 Value Exchange Traded Fund (b)           $  4,610,235
                                                                   ------------
             TOTAL EXCHANGE TRADED FUND
             (Cost $2,969,747)                                     $  4,610,235
                                                                   ------------


Principal
   Amount
             TEMPORARY CASH INVESTMENTS - 19.6%
             Repurchase Agreement - 9.0%
$55,900,000  UBS Warburg, Inc., 2.88%, dated 5/31/05,
             repurchase price of $55,900,000 plus accrued
             interest on 6/1/05 collateralized by
             $56,665,000 U.S. Treasury Note, 3.875%,
             5/15/09                                               $ 55,900,000
                                                                   ------------

  Shares
             Security Lending Collateral - 10.6%
 66,008,962  Securities Lending Investment Fund, 2.98%             $ 66,008,962
                                                                   ------------
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $121,908,962)                                   $121,908,962
                                                                   ------------
             TOTAL INVESTMENT IN SECURITIES - 110.1%
             (Cost $564,292,020) (a)                               $685,856,895
                                                                   ------------
             OTHER ASSETS AND LIABILITIES - (10.1)%                $(63,091,622)
                                                                   ------------
             TOTAL NET ASSETS - 100.0%                             $622,765,273
                                                                   ============

24 The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*    Non-income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2005, the value of these securities amount to $4,412,540 or 0.7% of net assets.

(a) At May 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $563,529,952 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                         $152,275,820
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                          (29,948,877)
                                                                               ------------
      Net unrealized gain                                                      $122,326,943
                                                                               ============

(b)  At May 31, 2005, the following securities were out on loan:

 Shares           Security                                          Market Value
149,530        Alliance Gaming Corp.*                            $ 1,942,395
  7,700        Cambior, Inc.*                                         14,630
455,300        Domtar, Inc.                                        3,437,515
120,000        Fred's, Inc.*                                       1,779,600
196,840        Fresh Del Monte Produce, Inc.*                      5,731,981
151,905        Glamis Gold, Ltd.*                                  2,170,722
687,420        Graftech International, Ltd.*                       3,024,648
 54,400        IAMGOLD Corp.                                         350,880
126,800        Massey Energy Co.                                   5,126,524
302,670        Nasdaq Stock Market, Inc.*                          5,193,817
  5,500        National Interstate Corp.*                            107,250
143,735        Odyssey Re Holdings Corp.                           3,465,451
289,545        PEC Solutions, Inc.*                                3,115,504
224,770        Planar Systems, Inc.*                               1,807,151
933,565        Remec, Inc.*                                        5,834,781
313,700        Rent-Way, Inc.*                                     2,907,999
 86,400        Rewards Network, Inc.*                                441,504
 23,655        Russell 2000 Value Exchange Traded Fund             4,379,723
125,400        School Specialty, Inc.*                             4,918,188
 65,930        Sunrise Senior Living, Inc.*                        3,438,250
 53,000        Triad Hospitals, Inc.*                              2,688,160
349,410        Tweeter Home Entertainment Group, Inc.*             1,236,911
                                                                    -----------
                  Total                                             $63,113,584
                                                                    ===========

   The accompanying notes are an integral part of these financial statements. 25

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited) (continued)
--------------------------------------------------------------------------------

+ At May 31, 2005, the following securities have been pledged to cover margin requirements for open future contracts:

 Shares           Security                                          Market Value
 17,420           Insight Enterprises, Inc.*                        $  170,455
116,080           Nu Skin Enterprises, Inc.                          1,297,194
 17,912           PacifiCare Health Systems*                           550,794
  6,750           Southwestern Energy Co.*                             226,428
  15765           Webtec Corp.                                         159,542
                                                                    ----------
                  Total                                             $2,404,413
                                                                    ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2005 aggregated $103,522,667 and $129,344,971, respectively.

26 The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/05 (unaudited)
-----------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $63,113,584) (cost $564,292,020)                            $685,856,895
  Cash                                                                47,782
  Receivables -
    Investment securities sold                                     7,127,237
    Fund shares sold                                                 877,245
    Dividends, interest and foreign taxes withheld                   264,520
  Other                                                                5,432
                                                                ------------
     Total assets                                               $694,179,111
                                                                ------------
LIABILITIES:
  Payables -
    Investment securities purchased                             $  3,136,181
    Fund shares repurchased                                        1,213,113
    Upon return of securities loaned                              66,008,962
    Variation margin                                                  80,000
  Due to affiliates                                                  917,061
  Accrued expenses                                                    58,521
                                                                ------------
     Total liabilities                                          $ 71,413,838
                                                                ------------
NET ASSETS:
  Paid-in capital                                               $462,535,507
  Undistributed net investment loss                               (1,182,527)
  Accumulated net realized gain on investments and futures
    contracts                                                     40,528,118
  Net unrealized gain on investments                             121,564,875
  Net unrealized loss on futures contracts                          (680,700)
                                                                ------------
     Total net assets                                           $622,765,273
                                                                ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $323,949,057/10,437,537 shares)             $      31.04
                                                                ============
  Class B (based on $141,541,289/4,881,822 shares)              $      28.99
                                                                ============
  Class C (based on $96,936,188/3,208,746 shares)               $      30.21
                                                                ============
  Investor Class (based on $48,455,135/1,558,626 shares)        $      31.09
                                                                ============
  Class R (based on $4,602,639/148,321 shares)                  $      31.03
                                                                ============
  Class Y (based on $7,280,965/233,513 shares)                  $      31.18
                                                                ============
MAXIMUM OFFERING PRICE:
  Class A ($31.04 [divided by] 94.25%)                          $      32.93
                                                                ============

   The accompanying notes are an integral part of these financial statements. 27

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $8,639)    $  3,651,443
  Interest                                                    615,881
  Income from securities loaned, net                           37,005
                                                         ------------
     Total investment income                                                 $  4,304,329
                                                                             ------------
EXPENSES:
  Management fees                                        $  2,690,322
  Transfer agent fees and expenses
    Class A                                                   495,656
    Class B                                                   258,291
    Class C                                                   155,187
    Investor Class                                             57,998
    Class R                                                     2,342
    Class Y                                                       294
  Distribution fees
    Class A                                                   398,760
    Class B                                                   775,318
    Class C                                                   486,270
    Class R                                                    10,478
  Administrative reimbursements                                61,039
  Custodian fees                                               21,681
  Registration fees                                            85,935
  Professional fees                                            31,943
  Printing expense                                             18,391
  Fees and expenses of nonaffiliated trustees                   6,842
  Miscellaneous                                                 8,677
                                                         ------------
     Total expenses                                                          $  5,565,424
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                               (3,210)
     Less fees paid indirectly                                                    (12,933)
                                                                             ------------
     Net expenses                                                            $  5,549,281
                                                                             ------------
       Net investment loss                                                   $ (1,244,952)
                                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS:
  Net realized gain on:
    Investments                                          $ 36,854,142
    Futures contracts                                       2,436,440        $ 39,290,582
                                                         ------------        ------------
  Change in net unrealized loss on:
    Investments                                          $(38,753,338)
    Futures contracts                                      (3,471,750)       $(42,225,088)
                                                         ------------        ------------
  Net gain on investments and futures contracts                              $ (2,934,506)
                                                                             ------------
  Net increase in net assets resulting from operations                       $ (4,179,458)
                                                                             ============

28 The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

For the Six Months Ended 5/31/05 and the Year Ended 11/30/04, respectively

                                                            Six Months
                                                               Ended
                                                              5/31/05       Year Ended
                                                            (unaudited)      11/30/04
FROM OPERATIONS:
Net investment loss                                       $  (1,244,952)  $  (4,271,834)
Net realized gain on investments and futures contracts       39,290,582      50,809,904
Change in net unrealized gain (loss) on investments         (42,225,088)     61,160,844
                                                          -------------   -------------
  Net increase in net assets resulting from operations    $  (4,179,458)  $ 107,698,914
                                                          -------------   -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($0.00 and $2.64 per share, respectively)       $           -   $ (24,169,781)
  Class B ($0.00 and $2.64 per share, respectively)                   -     (13,994,144)
  Class C ($0.00 and $2.64 per share, respectively)                   -      (7,648,240)
  Investor Class ($0.00 and $0.00 per share,
    respectively)                                                     -               -
  Class R ($0.00 and $2.64 per share, respectively)                   -        (206,032)
  Class Y (0.00 and $2.64 per share, respectively)                    -        (265,027)
                                                          -------------   -------------
    Total distributions to shareowners                    $           -   $ (46,283,224)
                                                          -------------   -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 100,528,313   $ 220,677,847
Shares issued in reorganization                              62,390,171               -
Reinvestment of distributions                                         -      38,991,028
Cost of shares repurchased                                 (117,286,235)   (131,281,474)
                                                          -------------   -------------
  Net increase in net assets resulting from
    Fund share transactions                               $  45,632,249   $ 128,387,401
                                                          -------------   -------------
  Net increase in net assets                              $  41,452,791   $ 189,803,091
NET ASSETS:
Beginning of period                                       $ 581,312,482   $ 391,509,391
                                                          -------------   -------------
End of period (including undistributed net investment
  income (loss) of ($1,182,527) and $62,425,
  respectively)                                           $ 622,765,273   $  581,312,482
                                                          =============   ==============

   The accompanying notes are an integral part of these financial statements. 29

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '05 Shares      '05 Amounts      '04 Shares     '04 Amounts
                                  (unaudited)      (unaudited)
CLASS A
Shares sold                         2,170,146    $  67,245,462       4,108,927    $ 123,097,649
Reinvestment of distributions                                          687,366       21,225,811
Less shares repurchased            (1,679,190)     (51,792,897)     (2,299,385)     (68,617,346)
                                   ----------    -------------      ----------    -------------
    Net increase                      490,956    $  15,452,565       2,496,908    $  75,706,114
                                   ==========    =============      ==========    =============
CLASS B
Shares sold                           322,102    $   9,371,531       1,655,477    $  46,238,068
Reinvestment of distributions                                          414,130       11,993,231
Less shares repurchased            (1,200,836)     (34,593,623)     (1,502,344)     (42,542,209)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)          (878,734)   $ (25,222,092)        567,263    $  15,689,090
                                   ==========    =============      ==========    =============
CLASS C
Shares sold                           573,537    $  17,360,976       1,575,359    $  46,152,380
Reinvestment of distributions                                          177,156        5,344,808
Less shares repurchased              (518,353)     (15,613,346)       (652,744)     (19,260,699)
                                   ----------    -------------      ----------    -------------
    Net increase                       55,184    $   1,747,630       1,099,771    $  32,236,489
                                   ==========    =============      ==========    =============
INVESTOR CLASS
Shares sold                             1,247    $      38,388
Shares issued in
  reorganization                    2,026,313       62,390,171
Less shares repurchased              (468,934)     (14,562,392)
                                   ----------    -------------
    Net increase                    1,558,626    $  47,866,167
                                   ==========    =============
CLASS R
Shares sold                            86,389    $   2,706,233          56,508    $   1,718,957
Reinvestment of distributions               -                -           5,281          163,070
Less shares repurchased               (23,475)        (721,496)        (14,134)        (428,921)
                                   ----------    -------------      ----------    -------------
    Net increase                       62,914    $   1,984,737          47,655    $   1,453,106
                                   ==========    =============      ==========    =============
CLASS Y
Shares sold                           123,615    $   3,805,723         115,440    $   3,470,793
Reinvestment of distributions               -                -           8,539          264,108
Less shares repurchased                   (80)          (2,481)        (14,001)        (432,299)
                                   ----------    -------------      ----------    -------------
    Net increase                      123,535    $   3,803,242         109,978    $   3,302,602
                                   ==========    =============      ==========    =============

30 The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended
                                                          5/31/05       Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                                        (unaudited)      11/30/04    11/30/03    11/30/02     11/30/01     11/30/00
CLASS A
Net asset value, beginning of period                     $   31.21       $  27.10     $ 21.51    $  22.46     $ 20.10      $ 17.40
                                                         ---------       --------     -------    --------     -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                     $   (0.02)      $  (0.13)    $ (0.07)   $  (0.24)    $ (0.09)     $ (0.12)
 Net realized and unrealized gain (loss) on
  investments and futures contracts                          (0.15)          6.88        5.78       (0.69)       3.29         3.13
                                                         ---------       --------     -------    --------     -------      -------
   Net increase (decrease) from investment operations    $   (0.17)      $   6.75     $  5.71    $  (0.93)    $  3.20      $  3.01
Distributions to shareowners:
 Net realized gain                                               -          (2.64)      (0.12)      (0.02)      (0.84)       (0.31)
                                                         ---------       --------     -------    --------     -------      -------
Net increase (decrease) in net asset value               $   (0.17)      $   4.11     $  5.59    $  (0.95)    $  2.36      $  2.70
                                                         ---------       --------     -------    --------     -------      -------
Net asset value, end of period                           $   31.04       $  31.21     $ 27.10    $  21.51     $ 22.46      $ 20.10
                                                         =========       ========     =======    ========     =======      =======
Total return*                                                (0.54)%        25.01%      26.56%      (4.16)%     15.92%       17.26%
Ratio of net expenses to average net assets+                  1.48%**        1.50%       1.66%       1.65%       1.79%        1.72%
Ratio of net investment loss to average net assets+          (0.13)%**      (0.51)%     (0.32)%     (0.49)%     (0.33)%      (0.27)%
Portfolio turnover rate                                         36%**          35%         37%         31%         49%          61%
Net assets, end of period (in thousands)                 $ 323,949       $310,442     $201,892   $139,170     $73,855      $58,323
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                 1.48%**        1.50%       1.66%       1.65%       1.79%        1.72%
 Net investment loss                                         (0.13)%**      (0.51)%     (0.32)%     (0.49)%     (0.33)%      (0.27)%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                 1.48%**        1.50%       1.65%       1.63%       1.76%        1.69%
 Net investment loss                                         (0.13)%**      (0.51)%     (0.31)%     (0.47)%     (0.30)%      (0.24)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized

+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended
                                                          5/31/05       Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                                        (unaudited)      11/30/04    11/30/03    11/30/02     11/30/01     11/30/00
CLASS B
Net asset value, beginning of period                     $   29.27       $  25.75     $ 20.60    $  21.67     $ 19.56      $ 17.07
                                                         ---------       --------     -------    --------     -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                     $   (0.14)      $  (0.34)    $ (0.23)   $  (0.47)    $ (0.22)     $ (0.18)
 Net realized and unrealized gain (loss) on investments
  and futures contracts                                      (0.14)          6.50        5.50       (0.58)       3.17         2.98
                                                         ---------       --------     -------    --------     -------      -------
   Net increase (decrease) from investment operations    $   (0.28)      $   6.16     $  5.27    $  (1.05)    $  2.95      $  2.80
Distributions to shareowners:
 Net realized gain                                               -          (2.64)      (0.12)      (0.02)      (0.84)       (0.31)
                                                         ---------       --------     -------    --------     -------      -------
Net increase (decrease) in net asset value               $   (0.28)      $   3.52     $  5.15    $  (1.07)    $  2.11      $  2.49
                                                         ---------       --------     -------    --------     -------      -------
Net asset value, end of period                           $   28.99       $  29.27     $ 25.75    $  20.60     $ 21.67      $ 19.56
                                                         =========       ========     =======    ========     =======      =======
Total return*                                                (0.96)%        24.03%      25.60%      (4.86)%     15.08%       16.36%
Ratio of net expenses to average net assets+                  2.26%**        2.29%       2.45%       2.41%       2.52%        2.45%
Ratio of net investment loss to average net assets+          (0.89)%**      (1.29)%     (1.10)%     (1.25)%     (1.06)%      (1.01)%
Portfolio turnover rate                                         36%**          35%         37%         31%         49%          61%
Net assets, end of period (in thousands)                 $ 141,541       $168,601     $133,705   $108,444     $89,440      $80,905
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                 2.26%**        2.29%       2.45%       2.41%       2.52%        2.45%
 Net investment loss                                         (0.89)%**      (1.29)%     (1.10)%     (1.25)%     (1.06)%      (1.01)%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                 2.26%**        2.28%       2.45%       2.39%       2.49%        2.42%
 Net investment loss                                         (0.89)%**      (1.28)%     (1.10)%     (1.23)%     (1.03)%      (0.98)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized

+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
32

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended                                             9/28/01(a)
                                                          5/31/05       Year Ended  Year Ended  Year Ended      to
                                                        (unaudited)      11/30/04    11/30/03    11/30/02    11/30/01
CLASS C
Net asset value, beginning of period                     $   30.49       $  26.73     $ 21.37    $  22.44     $ 20.77
                                                         ---------       --------     -------    --------     -------
Increase (decrease) from investment operations:
 Net investment loss                                     $   (0.13)      $  (0.32)    $ (0.19)   $  (3.19)    $ (0.02)
 Net realized and unrealized gain (loss) on
   investments futures contracts                             (0.15)          6.72        5.67        2.14        2.53
                                                         ---------       --------     -------    --------     -------
   Net increase (decrease) from investment operations    $   (0.28)      $   6.40     $  5.48    $  (1.05)    $  2.51
Distributions to shareowners:
 Net realized gain                                               -          (2.64)      (0.12)      (0.02)      (0.84)
                                                         ---------       --------     -------    --------     -------
Net increase (decrease) in net asset value               $   (0.28)      $   3.76     $  5.36    $  (1.07)    $  1.67
                                                         ---------       --------     -------    --------     -------
Net asset value, end of period                           $   30.21       $  30.49     $ 26.73    $  21.37     $ 22.44
                                                         =========       ========     =======    ========     =======
Total return*                                                (0.92)%        24.04%      25.66%      (4.69)%     12.09%
Ratio of net expenses to average net assets+                  2.25%**        2.25%       2.38%       2.31%       2.71%**
Ratio of net investment loss to average net assets+          (0.89)%**      (1.26)%     (1.04)%     (1.13)%     (1.47)%**
Portfolio turnover rate                                         36%**          35%         37%         31%         49%
Net assets, end of period (in thousands)                 $  96,936       $ 96,165     $54,888    $ 29,357     $   857
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                 2.25%**        2.25%       2.38%       2.31%       2.54%**
 Net investment loss                                         (0.89)%**      (1.26)%     (1.04)%     (1.13)%     (1.30)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                 2.25%**        2.25%       2.38%       2.28%       2.54%**
 Net investment loss                                         (0.89)%**      (1.26)%     (1.04)%     (1.10)%     (1.30)%**

(a)  Class C shares were first publicly offered on September 28, 2001.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      12/10/04
                                                                     to 5/31/05
INVESTOR CLASS                                                      (unaudited)
Net asset value, beginning of period                                 $ 30.79
                                                                     -------
Increase from investment operations:
  Net investment income                                              $  0.05
  Net realized and unrealized gain on investments                       0.25
                                                                     -------
     Net increase from investment operations                         $  0.30
                                                                     -------
Net increase in net asset value                                      $  0.30
                                                                     -------
Net asset value, end of period                                       $ 31.09
                                                                     =======
Total return*                                                           0.97%
Ratio of net expenses to average net assets+                            1.15%**
Ratio of net investment income to average net assets+                   0.26%**
Portfolio turnover rate                                                   36%**
Net assets, end of period (in thousands)                             $48,455
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          1.15%**
  Net investment income                                                 0.26%**
Ratios assuming waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          1.15%**
  Net investment income                                                 0.26%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

34 The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                            Ended                       4/1/03(a)
                                                           5/31/05      Year Ended          to
                                                         (unaudited)     11/30/04        11/30/03
CLASS R
Net asset value, beginning of period                     $  31.21        $ 27.11        $  19.59
                                                         --------        -------        --------
Increase (decrease) from investment operations:
  Net investment loss                                    $  (0.03)       $ (0.12)       $  (0.00)(b)
  Net realized and unrealized gain (loss) on
   investments futures contracts                            (0.15)          6.86            7.64
                                                         --------        -------        --------
     Net increase (decrease) from investment
      operations                                         $  (0.18)       $  6.74        $   7.64
Distributions to shareowners:
  Net realized gain                                             -          (2.64)          (0.12)
                                                         --------        -------        --------
Net increase (decrease) in net asset value               $  (0.18)       $  4.10        $   7.52
                                                         --------        -------        --------
Net asset value, end of period                           $  31.03        $ 31.21        $  27.11
                                                         ========        =======        ========
Total return*                                               (0.58)%        24.96%          39.01%
Ratio of net expenses to average net assets+                 1.55%**        1.53%           1.52%**
Ratio of net investment loss to average net assets+         (0.25)%**      (0.55)%         (0.27)%**
Portfolio turnover rate                                        36%**          35%             37%
Net assets, end of period (in thousands)                 $  4,603        $ 2,666        $  1,023
Ratios with reduction for fees paid indirectly:
  Net expenses                                               1.55%**        1.53%           1.52%**
  Net investment loss                                       (0.25)%**      (0.55)%         (0.27)%**

(a)  Class Y Shares were first publicly offered on April 1, 2003

(b)  Amount rounds to less than one cent per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
                                                                              35

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended         8/11/04(a)
                                                               5/31/05            to
                                                             (unaudited)       11/30/04
CLASS Y
Net asset value, beginning of period                          $31.27         $28.72
                                                              ------         ------
Increase (decrease) from investment operations:
  Net investment income                                       $ 0.04         $(0.00)
  Net realized and unrealized gain (loss) on investments
   futures contracts                                           (0.13)          5.19
                                                              ------         ------
     Net gain (loss) from investment operations               $(0.09)        $ 5.19
Distributions to shareowners:
  Net realized gain                                                -          (2.64)
                                                              ------         ------
Net increase (decrease) in net asset value                    $(0.09)        $ 2.55
                                                              ------         ------
Net asset value, end of period                                $31.18         $31.27
                                                              ======         ======
Total return*                                                  (0.29)%        18.17%
Ratio of net expenses to average net assets+                    0.95%**        0.93%**
Ratio of net investment income to average net assets+           0.38%**        0.06%**
Portfolio turnover rate                                           36%**          35%
Net assets, end of period (in thousands)                      $7,281         $3,439
Ratios with reduction for fees paid indirectly:
  Net expenses                                                  0.95%**        0.93%**
  Net investment income                                         0.38%**        0.06%**

(a)  Class Y Shares were first publicly offered on August 11, 2004.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

36 The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Small Cap Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Class R and Class Y shares were first publicly offered on April 1, 2003 and August 11, 2004, respectively. Investor Class shares were first publicly offered December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited) (continued)
--------------------------------------------------------------------------------

     they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     The Fund invests in smaller capitalized company securities that tend to be more sensitive to changes in earnings expectations and have lower trading volumes than mid to large capitalized company securities, and as a result, they may experience more abrupt and erratic price movements.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited) (continued)
--------------------------------------------------------------------------------

     At May 31, 2005 open futures contracts were as follows:

--------------------------------------------------------------------------------
                    Number of
                    Contracts     Settlement      Market      Unrealized
Type              Long/(Short)      Month         Value          Loss
--------------------------------------------------------------------------------
Russell 2000          100          06/05        $30,862,500     $(680,700)
--------------------------------------------------------------------------------

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the year ended November 30, 2004 were as follows.

--------------------------------------------------------------------------------
                                          2004
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                          $   756,124
Long-term capital gain                    45,527,100
                                         -----------
                                         $46,283,224
Return of capital                                  -
                                         -----------
  Total                                  $46,283,224
                                         ===========
--------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2004.

--------------------------------------------------------------------------------
                                          2004
--------------------------------------------------------------------------------
  Undistributed ordinary income           $  1,352,412
  Undistributed long-term gain               3,438,241
  Unrealized appreciation                  135,175,672
                                          ------------
    Total                                 $139,966,325
                                          ============
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, tax basis adjustments on Real Estate Investment Trust (REIT) holdings and futures contracts.

F.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $77,371 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2005.

G.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05                                (continued)
--------------------------------------------------------------------------------

     in the same amount, except that Class A, Class B, Class C, Investor Class, Class R and Class Y shares can bear different transfer agent and distribution fees.

H.   Securities Lending

     The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Funds custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman, Co., the Fund's custodian.

I.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fees and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to extent necessary to limit Investor Class expenses to 1.15% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2005, $480,579 was payable to PIM related to management costs, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $152,369 in transfer agent fees payable to PIMSS at May 31, 2005.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares, Class C shares and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to class R shares for distribution services. Included in due to affiliates is $284,114 in distribution fees payable to PFD at May 31, 2005. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05                              (continued)
--------------------------------------------------------------------------------

to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Investor Class shares and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2005, CDSCs in the amount of $115,099 were paid to PFD.

5.   Expense Offsets Arrangements

The Fund has entered into another expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31 2005, the Fund's expenses were reduced by $12,933 under this arrangement.

6.   Forward Foreign Currency Contracts

The Fund may enter into contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. As of May 31, 2005, the Fund had no outstanding portfolio or settlement hedges.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7.   Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended May 31, 2005, the Fund had no borrowings under this agreement.

8.   Merger Information

On December 8, 2004, beneficial owners of Safeco Multi-Cap Core Fund (one of the Series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------------------------
                             Pioneer Mid Cap         Safeco Multi-Cap          Pioneer Mid Cap
                               Value Fund                Core Fund               Value Fund
                          (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
--------------------------------------------------------------------------------------------------
Net Assets                    $571,628,849             $62,390,171              $634,019,020
Shares Outstanding              19,058,669               2,814,831                21,084,984
Investor Class
  Shares Issued                                                                    2,026,313
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Unrealized       Accumulated
                                  Appreciation on       Gain on
                                    Closing Date      Closing Date
--------------------------------------------------------------------------------
Safeco Multi-Cap Core Fund          $24,442,899         $2,604,013
--------------------------------------------------------------------------------

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fun's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2004, the fourth quintile of the peer group for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the first quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated assets levels, a break point in the management fee was not necessary. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

     Trustees                                     Officers
     John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
     David R. Bock                                Osbert M. Hood, Executive
     Mary K. Bush                                   Vice President
     Margaret B.W. Graham                         Vincent Nave, Treasurer
     Osbert M. Hood                               Dorothy E. Bourassa, Secretary
     Marguerite A. Piret
     Stephen K. West
     John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


U.S. Equity                                       Pioneer Ibbotson Growth
Pioneer Fund                                        Allocation Fund
Pioneer Balanced Fund                             Pioneer Ibbotson Aggressive
Pioneer Cullen Value Fund                           Allocation Fund
Pioneer Equity Income Fund                        Pioneer Ibbotson Conservative
Pioneer Equity Opportunity Fund                     Allocation Fund
Pioneer Growth Opportunities Fund
Pioneer Growth Shares                             International/Global Equity
Pioneer Mid Cap Growth Fund                       Pioneer Emerging Markets Fund
Pioneer Mid Cap Value Fund                        Pioneer Europe Select Equity Fund
Pioneer Oak Ridge Large Cap                       Pioneer International Equity Fund
  Growth Fund                                     Pioneer International Value Fund
Pioneer Oak Ridge Small Cap
  Growth Fund**                                   Fixed Income
Pioneer AmPac Growth Fund(1)                      Pioneer America Income Trust
Pioneer Small and Mid Cap                         Pioneer Bond Fund
  Growth Fund(2)                                  Pioneer California Tax Free
Pioneer Growth Leaders Fund(3)                      Income Fund
Pioneer Strategic Growth Fund(4)                  Pioneer Global High Yield Fund
Pioneer Real Estate Shares                        Pioneer High Yield Fund
Pioneer Research Fund                             Pioneer Municipal Bond Fund
Pioneer Small Cap Value Fund                      Pioneer Short Term Income Fund
Pioneer Small Company Fund                        Pioneer Strategic Income Fund
Pioneer Value Fund                                Pioneer Tax Free Income Fund

Asset Allocation                                  Money Market
Pioneer Ibbotson Moderate                         Pioneer Cash Reserves Fund*
  Allocation Fund                                 Pioneer Tax Free Money Market Fund

(1)  Formerly Pioneer Papp America-Pacific Rim Fund
(2)  Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3)  Formerly Pioneer Papp Stock Fund
(4)  Formerly Pioneer Papp Strategic Growth Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

     Visit our web site:                                  www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 29, 2005

* Print the name and title of each signing officer under his or her signature.